Employee benefits (Details 6) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Cost of revenues	₩ 7,341,369	₩ 7,280,355	₩ 9,290,041
Selling, general and administrative expenses	7,088,603	2,268,847	2,487,835
Total	₩ 14,429,972	₩ 9,549,202	₩ 11,777,876